Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2024	2023

Final dividend on common shares	303	280

To be added to retained earnings	385	-

To be deducted from retained earnings	-	(459)

Net result attributable to owners of Aegon Ltd.	688	(179)